Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 3,995,744
Charge for the year	508,726	$ 71,615	¥ 516,276	¥ 492,826
Ending balance	3,553,601	500,253	3,995,744
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,794,919		9,531,630
Additions	178,876		353,348
Disposal of subsidiary	(107,785)
Disposals	(30,811)		(67,385)
Transfers			98
Write-off	(13,764)		(29,127)
Translation difference	(507)		6,355
Ending balance	9,820,928		9,794,919	9,531,630
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,799,175)		(5,333,721)
Charge for the year	527,556		533,777
Disposal of subsidiary	66,674
Disposals	24,922		61,671
Write-off	12,033		25,832
Impairment loss	44,667		17,278
Translation difference	(442)		1,902
Ending balance	(6,267,327)		(5,799,175)	(5,333,721)
Freehold land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,177
Ending balance	14,592	2,054	14,177
Freehold land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,654		13,464
Translation difference	402		1,190
Ending balance	15,056		14,654	13,464
Freehold land [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(477)		(457)
Translation difference	(13)		20
Ending balance	(464)		(477)	(457)
Buildings and improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,499,656
Ending balance	1,401,655	197,316	1,499,656
Buildings and improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,610,784		2,546,285
Additions	2,903		8,768
Disposal of subsidiary	(80,585)
Disposals			(5,530)
Transfers	38,506		72,252
Write-off	(2,890)		(14,827)
Translation difference	(233)		3,836
Ending balance	2,568,485		2,610,784	2,546,285
Buildings and improvements [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,111,128)		(1,023,456)
Charge for the year	92,919		101,709
Disposal of subsidiary	44,274
Disposals			3,166
Write-off	2,068		11,855
Impairment loss	9,162
Translation difference	(37)		984
Ending balance	(1,166,830)		(1,111,128)	(1,023,456)
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	334,709
Ending balance	239,114	33,661	334,709
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	348,769		405,430
Additions	149,846		312,442
Transfers	(244,741)		(369,120)
Translation difference	(139)		17
Ending balance	253,735		348,769	405,430
Construction in progress [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(14,060)
Write-off	0
Impairment loss	561		14,060
Ending balance	(14,621)		(14,060)
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,052,585
Ending balance	1,829,082	257,487	2,052,585
Plant and machinery [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,471,846		6,224,902
Additions	18,676		13,469
Disposal of subsidiary	(21,632)
Disposals	(7,000)		(54,323)
Transfers	201,642		288,475
Write-off	(7,474)		(1,081)
Translation difference	(197)		404
Ending balance	6,655,861		6,471,846	6,224,902
Plant and machinery [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,419,261)		(4,069,642)
Charge for the year	402,554		398,465
Disposal of subsidiary	17,225
Disposals	5,456		51,290
Write-off	6,681		978
Impairment loss	34,458		3,218
Translation difference	(132)		204
Ending balance	(4,826,779)		(4,419,261)	(4,069,642)
Office furniture, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	52,342
Ending balance	41,417	5,830	52,342
Office furniture, fittings and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	232,329		222,380
Additions	7,151		12,413
Disposal of subsidiary	(5,568)
Disposals	(772)		(964)
Transfers	4,593		8,491
Write-off	(3,229)		(10,754)
Translation difference	(360)		763
Ending balance	234,144		232,329	222,380
Office furniture, fittings and equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(179,987)		(168,930)
Charge for the year	21,568		22,005
Disposal of subsidiary	5,175
Disposals	687		960
Write-off	3,123		10,559
Impairment loss	438
Translation difference	(281)		571
Ending balance	(192,727)		(179,987)	(168,930)
Motor and transport vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	42,275
Ending balance	27,741	$ 3,905	42,275
Motor and transport vehicles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	116,537		119,169
Additions	300		6,256
Disposals	(23,039)		(6,568)
Write-off	(171)		(2,465)
Translation difference	20		145
Ending balance	93,647		116,537	119,169
Motor and transport vehicles [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(74,262)		(71,236)
Charge for the year	10,515		11,598
Disposals	18,779		6,255
Write-off	161		2,440
Impairment loss	48
Translation difference	21		123
Ending balance	¥ (65,906)		¥ (74,262)	¥ (71,236)